FOR USE BY BANKS ONLY
                                                                 April 9, 1997
              DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
                         Supplement to Prospectus
                           Dated August 1, 1996
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 591s040997BNK